Pension and Postretirement Benefit Plans - Components of net periodic benefit cost and other information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	$ 293	$ 241	$ 258
Interest cost	655	676	598
Expected return on plan assets	(1,069)	(1,043)	(1,046)
Amortization of prior service cost (benefit)	(24)	4	5
Amortization of net actuarial (gain) loss	409	243	399
Net periodic benefit cost (benefit)	264	121	214
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments 1	2
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	266	121	214
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)		(266)
Amortization of prior service cost (benefit)	24	(4)	(5)
Net actuarial (gain) loss	312	2,167	(743)
Amortization of net actuarial (gain) loss	(409)	(243)	(399)
Total recognized in other comprehensive income (loss)	(73)	1,654	(1,147)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	193	1,775	(933)
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	154	141	147
Interest cost	206	252	238
Expected return on plan assets	(308)	(312)	(291)
Amortization of transition (asset) obligation	(1)	(1)	(1)
Amortization of prior service cost (benefit)	(13)	(16)	(16)
Amortization of net actuarial (gain) loss	144	121	153
Net periodic benefit cost (benefit)	182	185	230
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments 1	(6)	4	2
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	176	189	232
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition (asset) obligation	1	1	1
Prior service cost (benefit)	10	3	3
Amortization of prior service cost (benefit)	13	16	16
Net actuarial (gain) loss	(270)	592	(294)
Amortization of net actuarial (gain) loss	(144)	(121)	(153)
Foreign currency	(174)	(215)	(47)
Total recognized in other comprehensive income (loss)	(564)	276	(474)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(388)	465	(242)
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	75	65	80
Interest cost	98	97	88
Expected return on plan assets	(91)	(90)	(90)
Amortization of prior service cost (benefit)	(42)	(47)	(66)
Amortization of net actuarial (gain) loss	73	56	95
Net periodic benefit cost (benefit)	113	81	107
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments 1	1
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	114	81	107
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)	(212)		(20)
Amortization of prior service cost (benefit)	42	47	66
Net actuarial (gain) loss	(23)	358	(313)
Amortization of net actuarial (gain) loss	(73)	(56)	(95)
Foreign currency	(1)	(1)	(2)
Total recognized in other comprehensive income (loss)	(267)	348	(364)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ (153)	$ 429	$ (257)